Portfolio of Investments
Touchstone Climate Transition ETF – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	Industrials — 28.1%
2,189	AECOM	$ 202,986
3,734	Ashtead Group PLC (United Kingdom)	199,979
9,563	Atlas Copco AB (Sweden) - Class A	151,649
6,900	Contemporary Amperex Technology Co. Ltd. (China) - Class A	240,673
4,424	Copart, Inc.*	250,354
289	Deere & Co.	135,642
1,539	MasTec, Inc.*	179,617
3,301	nVent Electric PLC	173,038
729	Republic Services, Inc.	176,535
921	Schneider Electric SE	209,882
907	Siemens AG (Germany)	207,819
3,364	Trex Co., Inc.*	195,448
3,291	Uber Technologies, Inc.*	239,782
315	United Rentals, Inc.	197,411
578	Verisk Analytics, Inc.	172,024
1,842	Xylem, Inc.	220,045
		3,152,884
	Information Technology — 20.5%
428	ASM International NV (Netherlands)	192,246
590	Autodesk, Inc.*	154,462
1,935	BE Semiconductor Industries NV (Netherlands)	199,231
826	Cadence Design Systems, Inc.*	210,077
3,726	Enphase Energy, Inc.*	231,198
1,468	First Solar, Inc.*	185,599
500	Keyence Corp. (Japan)	194,946
390	Monolithic Power Systems, Inc.	226,192
2,349	NVIDIA Corp.	254,585
1,075	PTC, Inc.*	166,571
1,752	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	290,832
		2,305,939
	Consumer Discretionary — 17.4%
1,314	Amazon.com, Inc.*	250,002
3,111	Aptiv PLC (Jersey)*	185,105
4,994	BYD Co. Ltd. (China) Class H	252,092
6,763	Compass Group PLC (United Kingdom)	223,034
4,183	On Holding AG (Switzerland) - Class A*	183,717
171	O'Reilly Automotive, Inc.*	244,971
1,696	Shimano, Inc. (Japan)	237,286
451	Tesla, Inc.*	116,881
133,725	Yadea Group Holdings Ltd. (China) 144a	259,495
		1,952,583
	Materials — 13.7%
28,200	Capstone Copper Corp. (Canada)*	145,208
2,385	Corteva, Inc.	150,088
369	Linde PLC	171,821
4,093	Novonesis (Novozymes) (Denmark) - Class B	237,881
8,089	Pan American Silver Corp. (Canada)	208,939
885	Sika AG (Switzerland)	213,272
1,356	Steel Dynamics, Inc.	169,609
3,064	Wheaton Precious Metals Corp. (Brazil)	237,858
		1,534,676
Shares		Market Value
	Common Stocks — 99.4% (Continued)
	Utilities — 12.7%
17,992	AES Corp. (The)	$ 223,461
3,100	CMS Energy Corp.	232,841
29,439	Enel SpA (Italy)	238,648
20,449	National Grid PLC (United Kingdom)	266,660
3,447	NextEra Energy, Inc.	244,358
10,412	SSE PLC (United Kingdom)	214,389
		1,420,357
	Health Care — 4.0%
455	Thermo Fisher Scientific, Inc.	226,408
1,361	Zoetis, Inc.	224,089
		450,497
	Consumer Staples — 1.8%
1,899	Kerry Group PLC (Ireland) - Class A	198,769
	Real Estate — 1.2%
14,843	Segro PLC REIT (United Kingdom)	132,451
	Total Common Stocks	$11,148,156
	Short-Term Investment Fund — 0.9%
97,831	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	97,831
	Total Investment Securities—100.3% (Cost $10,901,659)	$11,245,987
	Liabilities in Excess of Other Assets — (0.3%)	(33,972)
	Net Assets — 100.0%	$11,212,015
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $259,495 or 2.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,148,156	$—	$—	$11,148,156
Short-Term Investment Fund	97,831	—	—	97,831
Total	$11,245,987	$—	$—	$11,245,987
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Select ETF – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.2%
	Information Technology — 22.5%
2,523	Analog Devices, Inc.	$ 508,813
3,582	Apple, Inc.	795,670
5,099	Broadcom, Inc.	853,725
12,408	Cisco Systems, Inc.	765,698
11,648	Intel Corp.	264,526
2,947	International Business Machines Corp.	732,801
882	KLA Corp.	599,584
4,826	Micron Technology, Inc.	419,331
3,309	Microsoft Corp.	1,242,165
4,170	Oracle Corp.	583,008
3,444	QUALCOMM, Inc.	529,033
3,593	Texas Instruments, Inc.	645,662
		7,940,016
	Financials — 13.3%
16,255	Bank of America Corp.	678,321
676	Blackrock, Inc.	639,820
8,263	Charles Schwab Corp. (The)	646,828
1,230	Goldman Sachs Group, Inc. (The)	671,937
14,211	US Bancorp	599,988
1,888	Visa, Inc. - Class A	661,669
10,760	Wells Fargo & Co.	772,460
		4,671,023
	Health Care — 12.4%
2,621	Becton Dickinson & Co.	600,366
9,244	CVS Health Corp.	626,281
4,677	Johnson & Johnson	775,634
8,535	Medtronic PLC	766,955
4,797	Merck & Co., Inc.	430,579
18,987	Pfizer, Inc.	481,130
1,321	UnitedHealth Group, Inc.	691,874
		4,372,819
	Industrials — 9.4%
3,711	3M Co.	544,997
1,600	Caterpillar, Inc.	527,680
1,084	Lockheed Martin Corp.	484,234
5,209	RTX Corp.	689,984
15,272	Southwest Airlines Co.	512,834
7,421	Stanley Black & Decker, Inc.	570,527
		3,330,256
	Consumer Staples — 8.4%
2,524	Constellation Brands, Inc. - Class A	463,204
4,643	Dollar General Corp.	408,259
3,767	PepsiCo, Inc.	564,824
5,731	Philip Morris International, Inc.	909,682
8,025	Sysco Corp.	602,196
		2,948,165
	Consumer Discretionary — 8.3%
2,019	Home Depot, Inc. (The)	739,943
10,131	Las Vegas Sands Corp.	391,361
1,851	McDonald's Corp.	578,197
5,764	Starbucks Corp.	565,391
4,047	Yum! Brands, Inc.	636,836
		2,911,728
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	Communication Services — 7.3%
27,442	AT&T, Inc.	$ 776,060
14,661	Comcast Corp. - Class A	540,991
1,015	Meta Platforms, Inc. - Class A	585,005
14,702	Verizon Communications, Inc.	666,883
		2,568,939
	Materials — 4.0%
1,704	Air Products & Chemicals, Inc.	502,544
5,966	DuPont de Nemours, Inc.	445,541
6,109	International Flavors & Fragrances, Inc.	474,119
		1,422,204
	Energy — 3.9%
4,051	Chevron Corp.	677,692
5,869	Exxon Mobil Corp.	698,000
		1,375,692
	Utilities — 3.6%
5,661	Duke Energy Corp.	690,472
6,377	Southern Co. (The)	586,365
		1,276,837
	Real Estate — 3.1%
4,874	Alexandria Real Estate Equities, Inc. REIT	450,894
2,959	American Tower Corp. REIT	643,878
		1,094,772
	Total Common Stocks	$33,912,451
	Short-Term Investment Fund — 3.8%
1,336,984	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	1,336,984
	Total Investment Securities—100.0% (Cost $32,881,842)	$35,249,435
	Liabilities in Excess of Other Assets — (0.0%)	(7,826)
	Net Assets — 100.0%	$35,241,609
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,912,451	$—	$—	$33,912,451
Short-Term Investment Fund	1,336,984	—	—	1,336,984
Total	$35,249,435	$—	$—	$35,249,435
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic International ETF – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Japan — 13.4%
	Communication Services — 0.7%
3,400	Konami Group Corp.	$ 398,507
	Consumer Discretionary — 1.4%
18,900	Asics Corp.	396,296
9,800	Bandai Namco Holdings, Inc.	326,950
	Energy — 0.8%
31,500	Inpex Corp.	432,104
	Financials — 5.9%
36,800	Dai-ichi Life Holdings, Inc.	277,981
53,600	Mitsubishi UFJ Financial Group, Inc.	718,645
26,100	MS&AD Insurance Group Holdings, Inc.	561,187
11,300	ORIX Corp.	232,344
22,800	Sumitomo Mitsui Trust Group, Inc.	565,478
15,500	T&D Holdings, Inc.	328,002
11,500	Tokio Marine Holdings, Inc.	439,789
	Industrials — 2.4%
17,600	Daifuku Co. Ltd.	427,356
8,100	Komatsu Ltd.	232,540
7,900	Mitsubishi Electric Corp.	143,263
9,700	NIDEC CORP	161,160
18,900	Toyota Tsusho Corp.	314,139
	Information Technology — 2.2%
14,700	Brother Industries Ltd.	264,029
2,999	Tokyo Electron Ltd.	402,093
4,400	Trend Micro, Inc.	293,793
11,700	Yokogawa Electric Corp.	225,669
	Total Japan	7,141,325
	China — 10.1%
	Communication Services — 2.2%
18,701	Tencent Holdings Ltd.	1,194,430
	Consumer Discretionary — 3.8%
184,000	Geely Automobile Holdings Ltd.	393,469
262,500	Great Wall Motor Co. Ltd. Class H	458,784
21,400	Meituan - Class B, 144a*	428,470
50,400	MINISO Group Holding Ltd.	232,846
83,200	Tongcheng Travel Holdings Ltd.	223,999
4,400	Trip.com Group Ltd.	279,444
	Financials — 1.3%
76,500	BOC Hong Kong Holdings Ltd.	308,696
126,400	China Taiping Insurance Holdings Co. Ltd.	192,001
35,000	Ping An Insurance Group Co. of China Ltd. Class H	208,252
	Industrials — 1.5%
198,000	COSCO SHIPPING Holdings Co. Ltd. Class H	311,448
104,000	Sinotruk Hong Kong Ltd.	282,004
111,100	Yangzijiang Shipbuilding Holdings Ltd.	195,979
	Information Technology — 1.3%
74,000	AAC Technologies Holdings, Inc.	447,911
164,000	Lenovo Group Ltd.	220,874
	Total China	5,378,607
	Canada — 8.0%
	Consumer Staples — 0.7%
2,600	Loblaw Cos Ltd.	364,349
	Financials — 1.0%
5,700	iA Financial Corp., Inc.	541,303
	Industrials — 1.0%
3,000	WSP Global, Inc.	509,106
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Canada — (Continued)
	Information Technology — 1.7%
101	Constellation Software, Inc.	$ 319,860
6,400	Shopify, Inc. - Class A*	608,846
	Materials — 3.6%
2,900	Agnico Eagle Mines Ltd.	314,193
41,800	Barrick Gold Corp.	811,572
46,500	Kinross Gold Corp.	585,834
8,100	Pan American Silver Corp.	209,219
	Total Canada	4,264,282
	Germany — 7.7%
	Communication Services — 2.1%
29,657	Deutsche Telekom AG	1,097,374
	Consumer Discretionary — 1.1%
1,022	adidas AG	239,474
4,740	Continental AG	330,894
	Financials — 1.4%
11,766	Commerzbank AG	266,793
1,001	Hannover Rueck SE	297,331
1,685	Talanx AG	176,187
	Industrials — 1.7%
623	Rheinmetall AG	888,547
	Information Technology — 0.3%
655	SAP SE	173,097
	Materials — 0.7%
16,749	Evonik Industries AG	361,038
	Real Estate — 0.4%
3,426	LEG Immobilien SE	242,499
	Total Germany	4,073,234
	Switzerland — 6.8%
	Financials — 4.0%
6,790	Swiss Re AG	1,151,238
1,434	Zurich Insurance Group AG	996,846
	Health Care — 2.2%
10,706	Novartis AG	1,183,989
	Industrials — 0.6%
956	Schindler Holding AG	298,027
	Total Switzerland	3,630,100
	Italy — 6.6%
	Financials — 6.1%
81,879	Banco BPM SpA	827,458
15,918	FinecoBank Banca Fineco SpA	313,176
245,421	Intesa Sanpaolo SpA	1,256,283
15,357	UniCredit SpA	855,685
	Health Care — 0.5%
4,398	Recordati Industria Chimica e Farmaceutica SpA	248,716
	Total Italy	3,501,318
	Taiwan — 6.0%
	Financials — 0.7%
303,000	CTBC Financial Holding Co. Ltd.	360,013
	Information Technology — 5.3%
32,000	Asustek Computer, Inc.	586,944
371,000	Compal Electronics, Inc.	355,887
33,000	Hon Hai Precision Industry Co. Ltd.	145,110
3,000	Largan Precision Co. Ltd.	212,785

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Taiwan — (Continued)
	Information Technology — (Continued)
10,000	MediaTek, Inc.	$ 418,643
41,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,123,711
	Total Taiwan	3,203,093
	Norway — 4.9%
	Communication Services — 0.8%
30,008	Telenor ASA	429,268
	Financials — 2.2%
44,530	DNB Bank ASA	1,166,084
	Industrials — 1.4%
5,110	Kongsberg Gruppen ASA	745,563
	Materials — 0.5%
45,405	Norsk Hydro ASA	260,328
	Total Norway	2,601,243
	United Kingdom — 4.5%
	Consumer Discretionary — 0.3%
5,173	Compass Group PLC	170,598
	Consumer Staples — 0.8%
12,217	Imperial Brands PLC	452,137
	Financials — 0.5%
24,808	HSBC Holdings PLC	280,049
	Health Care — 0.5%
1,855	AstraZeneca PLC	269,669
	Industrials — 1.4%
74,368	Rolls-Royce Holdings PLC*	719,529
	Information Technology — 1.0%
33,936	Sage Group PLC (The)	529,113
	Total United Kingdom	2,421,095
	Singapore — 3.8%
	Communication Services — 1.2%
4,991	Sea Ltd. ADR*	651,276
	Financials — 2.6%
81,299	Oversea-Chinese Banking Corp. Ltd.	1,046,833
32,800	Singapore Exchange Ltd.	326,401
	Total Singapore	2,024,510
	Sweden — 3.6%
	Industrials — 2.8%
5,737	Alfa Laval AB	244,792
28,119	Atlas Copco AB - Class B	392,616
18,916	Skanska AB - Class B	415,701
15,746	Volvo AB - Class B	459,294
	Information Technology — 0.8%
55,084	Telefonaktiebolaget LM Ericsson - Class B	425,688
	Total Sweden	1,938,091
	India — 3.2%
	Consumer Discretionary — 1.0%
2,265	Bajaj Auto Ltd.	208,788
5,005	Eicher Motors Ltd.	313,144
	Health Care — 0.5%
6,676	Torrent Pharmaceuticals Ltd.	252,126
	Information Technology — 1.7%
23,837	HCL Technologies Ltd.	444,124
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	India — (Continued)
	Information Technology — (Continued)
11,940	Infosys Ltd.	$ 219,411
4,173	Persistent Systems Ltd.	269,196
	Total India	1,706,789
	Denmark — 2.9%
	Health Care — 2.9%
2,993	Genmab A/S*	581,279
14,221	Novo Nordisk A/S - Class B	968,314
	Total Denmark	1,549,593
	Australia — 2.3%
	Industrials — 0.8%
71,250	Qantas Airways Ltd.	402,912
	Information Technology — 0.3%
3,395	WiseTech Global Ltd.	172,319
	Materials — 1.2%
54,475	Northern Star Resources Ltd.	623,591
	Total Australia	1,198,822
	Brazil — 2.2%
	Communication Services — 0.9%
153,500	TIM SA	483,382
	Materials — 0.6%
4,200	Wheaton Precious Metals Corp.	325,919
	Utilities — 0.7%
21,100	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	377,744
	Total Brazil	1,187,045
	France — 2.1%
	Communication Services — 0.5%
2,495	Publicis Groupe SA	234,012
	Consumer Discretionary — 0.3%
62	Hermes International SCA	161,635
	Industrials — 1.3%
11,626	Bouygues SA	457,719
2,432	Cie de Saint-Gobain SA	241,146
	Total France	1,094,512
	Spain — 1.8%
	Consumer Discretionary — 0.8%
5,561	Amadeus IT Group SA	423,925
	Financials — 1.0%
80,425	Banco Santander SA	538,828
	Total Spain	962,753
	South Korea — 1.7%
	Consumer Discretionary — 0.8%
6,745	Kia Corp.	422,794
	Financials — 0.7%
37,140	NH Investment & Securities Co. Ltd.	353,618
	Industrials — 0.2%
1,715	Hyundai Rotem Co. Ltd.	122,292
	Total South Korea	898,704
	Hong Kong — 1.4%
	Financials — 1.4%
99,600	AIA Group Ltd.	750,061

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Peru — 1.4%
	Financials — 1.4%
3,923	Credicorp Ltd.	$ 730,306
	Finland — 1.3%
	Health Care — 0.6%
5,142	Orion Oyj - Class B	305,025
	Industrials — 0.7%
21,764	Wartsila Oyj Abp	385,831
	Total Finland	690,856
	Mexico — 0.6%
	Materials — 0.6%
3,572	Southern Copper Corp.	333,839
	United States — 0.6%
	Communication Services — 0.6%
579	Spotify Technology SA*	318,467
	Thailand — 0.5%
	Financials — 0.5%
4,855,400	TMBThanachart Bank PCL NVDR	280,518
	Israel — 0.4%
	Information Technology — 0.4%
1,227	Wix.com Ltd.*	200,467
	Total Common Stocks	$52,079,630
	Short-Term Investment Fund — 1.9%
981,125	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	981,125
	Total Investment Securities — 99.7% (Cost $47,579,893)	$53,060,755
	Other Assets in Excess of Liabilities — 0.3%	179,438
	Net Assets — 100.0%	$53,240,193
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $428,470 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$7,141,325	$—	$—	$7,141,325
China	5,378,607	—	—	5,378,607
Canada	4,264,282	—	—	4,264,282
Germany	4,073,234	—	—	4,073,234
Switzerland	3,630,100	—	—	3,630,100
Italy	3,501,318	—	—	3,501,318
Taiwan	3,203,093	—	—	3,203,093
Norway	2,601,243	—	—	2,601,243
United Kingdom	2,421,095	—	—	2,421,095
Singapore	2,024,510	—	—	2,024,510
Sweden	1,938,091	—	—	1,938,091
India	1,706,789	—	—	1,706,789
Denmark	1,549,593	—	—	1,549,593
Australia	1,198,822	—	—	1,198,822
Brazil	1,187,045	—	—	1,187,045
France	1,094,512	—	—	1,094,512
Spain	962,753	—	—	962,753
South Korea	898,704	—	—	898,704
Hong Kong	750,061	—	—	750,061
Peru	730,306	—	—	730,306
Finland	690,856	—	—	690,856
Mexico	333,839	—	—	333,839
United States	318,467	—	—	318,467
Thailand	280,518	—	—	280,518
Israel	200,467	—	—	200,467
Short-Term Investment Fund	981,125	—	—	981,125
Total	$53,060,755	$—	$—	$53,060,755
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity ETF – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	United Kingdom — 24.7%
	Consumer Discretionary — 5.2%
24,454	Compass Group PLC	$ 806,457
	Consumer Staples — 6.1%
4,591	British American Tobacco PLC	188,707
12,922	Diageo PLC	336,261
7,295	Unilever PLC	434,417
	Financials — 3.9%
4,162	London Stock Exchange Group PLC	616,123
	Industrials — 9.5%
38,529	BAE Systems PLC	776,164
14,193	RELX PLC	710,072
	Total United Kingdom	3,868,201
	United States — 17.6%
	Consumer Staples — 3.9%
3,850	Philip Morris International, Inc.	611,110
	Financials — 5.1%
17,252	Burford Capital Ltd.	227,899
1,701	Willis Towers Watson PLC	574,853
	Health Care — 1.5%
1,339	ICON PLC*	234,312
	Materials — 7.1%
1,869	Air Products & Chemicals, Inc.	551,206
6,393	CRH PLC	562,392
	Total United States	2,761,772
	Switzerland — 12.0%
	Consumer Discretionary — 2.2%
1,988	Cie Financiere Richemont SA	343,692
	Consumer Staples — 3.4%
5,340	Nestle SA	539,251
	Health Care — 6.4%
4,591	Alcon AG	431,856
1,744	Roche Holding AG	572,660
	Total Switzerland	1,887,459
	Germany — 9.2%
	Financials — 3.6%
1,483	Allianz SE	564,618
	Information Technology — 5.6%
3,352	SAP SE	885,835
	Total Germany	1,450,453
	Japan — 7.5%
	Communication Services — 5.0%
11,700	Nintendo Co. Ltd.	788,633
	Consumer Staples — 2.5%
27,100	Seven & i Holdings Co. Ltd.	390,808
	Total Japan	1,179,441
	France — 5.9%
	Industrials — 3.8%
2,274	Safran SA	595,050
	Materials — 2.1%
1,769	Air Liquide SA	335,012
	Total France	930,062
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Netherlands — 5.2%
	Communication Services — 3.3%
18,666	Universal Music Group NV	$ 513,269
	Information Technology — 1.9%
455	ASML Holding NV	298,148
	Total Netherlands	811,417
	Ireland — 3.7%
	Industrials — 3.7%
5,644	AerCap Holdings NV	576,647
	Canada — 3.1%
	Industrials — 3.1%
5,064	Canadian National Railway Co.	492,799
	Finland — 2.4%
	Industrials — 2.4%
6,747	Kone Oyj - Class B	370,906
	Denmark — 2.3%
	Health Care — 2.3%
3,420	Coloplast A/S - Class B	358,474
	Sweden — 2.1%
	Industrials — 2.1%
11,034	Assa Abloy AB - Class B	329,204
	Taiwan — 1.7%
	Information Technology — 1.7%
1,601	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	265,766
	China — 1.4%
	Information Technology — 1.4%
1,171	NXP Semiconductors NV	222,560
	Total Common Stocks	$15,505,161
	Short-Term Investment Fund — 0.8%
130,096	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	130,096
	Total Investment Securities — 99.6% (Cost $15,994,190)	$15,635,257
	Other Assets in Excess of Liabilities — 0.4%	62,012
	Net Assets — 100.0%	$15,697,269
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company

Touchstone International Equity ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$3,868,201	$—	$—	$3,868,201
United States	2,761,771	—	—	2,761,771
Switzerland	1,887,459	—	—	1,887,459
Germany	1,450,453	—	—	1,450,453
Japan	1,179,441	—	—	1,179,441
France	930,062	—	—	930,062
Netherlands	811,417	—	—	811,417
Ireland	576,648	—	—	576,648
Canada	492,799	—	—	492,799
Finland	370,906	—	—	370,906
Denmark	358,474	—	—	358,474
Sweden	329,204	—	—	329,204
Taiwan	265,766	—	—	265,766
China	222,560	—	—	222,560
Short-Term Investment Fund	130,096	—	—	130,096
Total	$15,635,257	$—	$—	$15,635,257
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Ex-China Growth ETF – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.0%
	India — 32.2%
	Consumer Discretionary — 3.8%
5,709	Titan Co. Ltd.	$ 204,612
29,170	Zomato Ltd.*	68,836
	Consumer Staples — 4.5%
2,113	Avenue Supermarts Ltd., 144a*	100,942
3,816	Britannia Industries Ltd.	220,413
	Energy — 3.9%
18,719	Reliance Industries Ltd.	279,255
	Financials — 13.6%
4,125	Bajaj Finance Ltd.	431,725
17,521	HDFC Bank Ltd.	374,762
19,883	HDFC Life Insurance Co. Ltd., 144a	159,511
	Health Care — 3.5%
3,216	Apollo Hospitals Enterprise Ltd.	248,942
	Information Technology — 1.4%
2,423	Tata Consultancy Services Ltd.	102,228
	Real Estate — 1.5%
5,548	Phoenix Mills Ltd. (The)	106,666
	Total India	2,297,892
	Brazil — 15.4%
	Consumer Discretionary — 6.7%
244	MercadoLibre, Inc.*	476,012
	Consumer Staples — 1.6%
34,600	Raia Drogasil SA	116,052
	Financials — 3.7%
25,524	NU Holdings Ltd. - Class A*	261,366
	Industrials — 3.4%
20,400	Localiza Rent a Car SA	120,188
15,750	WEG SA	124,974
	Total Brazil	1,098,592
	Taiwan — 14.3%
	Information Technology — 14.3%
1,200	ASPEED Technology, Inc.	108,064
5,486	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	910,676
	Total Taiwan	1,018,740
	Singapore — 7.3%
	Communication Services — 6.0%
3,287	Sea Ltd. ADR*	428,920
	Industrials — 1.3%
20,266	Grab Holdings Ltd. - Class A*	91,805
	Total Singapore	520,725
	Indonesia — 4.5%
	Consumer Staples — 1.1%
650,500	Sumber Alfaria Trijaya Tbk PT	80,527
	Financials — 3.4%
312,400	Bank Central Asia Tbk PT	160,350
331,600	Bank Rakyat Indonesia Persero Tbk PT	81,098
	Total Indonesia	321,975
	South Korea — 4.3%
	Consumer Discretionary — 2.9%
9,422	Coupang, Inc.*	206,625
Shares		Market Value
	Common Stocks — 96.0% (Continued)
	South Korea — (Continued)
	Information Technology — 1.4%
172	Samsung SDI Co. Ltd.	$ 22,018
591	SK Hynix, Inc.	76,539
	Total South Korea	305,182
	Poland — 3.1%
	Consumer Staples — 3.1%
1,895	Dino Polska SA, 144a*	220,869
	United States — 2.5%
	Information Technology — 2.5%
304	EPAM Systems, Inc.*	51,327
1,059	Globant SA*	124,666
	Total United States	175,993
	Mexico — 2.3%
	Consumer Staples — 2.3%
57,700	Wal-Mart de Mexico SAB de CV	159,500
	Netherlands — 2.2%
	Information Technology — 2.2%
240	ASML Holding NV	159,031
	Saudi Arabia — 2.2%
	Financials — 2.2%
5,800	Al Rajhi Bank	157,714
	Kazakhstan — 2.2%
	Financials — 2.2%
1,689	Kaspi.KZ JSC ADR	156,824
	South Africa — 1.8%
	Financials — 1.8%
771	Capitec Bank Holdings Ltd.	130,469
	Philippines — 1.7%
	Industrials — 1.7%
19,800	International Container Terminal Services, Inc.	122,831
	Total Common Stocks	$6,846,337
	Short-Term Investment Fund — 4.2%
302,700	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	302,700
	Total Investment Securities — 100.2% (Cost $7,367,784)	$7,149,037
	Liabilities in Excess of Other Assets — (0.2)%	(14,653)
	Net Assets — 100.0%	$7,134,384
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $481,321 or 6.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets Ex-China Growth ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$2,297,891	$—	$—	$2,297,891
Brazil	1,098,592	—	—	1,098,592
Taiwan	1,018,740	—	—	1,018,740
Singapore	520,726	—	—	520,726
Indonesia	321,975	—	—	321,975
South Korea	305,181	—	—	305,181
Poland	220,869	—	—	220,869
United States	175,994	—	—	175,994
Mexico	159,500	—	—	159,500
Netherlands	159,031	—	—	159,031
Saudi Arabia	157,714	—	—	157,714
Kazakhstan	156,824	—	—	156,824
South Africa	130,469	—	—	130,469
Philippines	122,831	—	—	122,831
Short-Term Investment Fund	302,700	—	—	302,700
Total	$7,149,037	$—	$—	$7,149,037
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital US Select Growth ETF – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.4%
	Information Technology — 47.0%
8,833	Apple, Inc.	$ 1,962,074
5,334	AppLovin Corp. - Class A*	1,413,350
7,390	Atlassian Corp. - Class A*	1,568,232
8,057	Broadcom, Inc.	1,348,983
9,883	Cloudflare, Inc. - Class A*	1,113,715
9,441	Datadog, Inc. - Class A*	936,642
7,404	Microsoft Corp.	2,779,388
37,087	NVIDIA Corp.	4,019,489
33,807	Samsara, Inc. - Class A*	1,295,822
2,249	ServiceNow, Inc.*	1,790,519
17,473	Shopify, Inc. (Canada) - Class A*	1,668,322
		19,896,536
	Communication Services — 17.2%
5,155	Meta Platforms, Inc. - Class A	2,971,136
1,615	Netflix, Inc.*	1,506,036
14,759	ROBLOX Corp. - Class A*	860,302
3,563	Spotify Technology SA*	1,959,757
		7,297,231
	Consumer Discretionary — 12.4%
20,945	Amazon.com, Inc.*	3,984,996
6,855	DoorDash, Inc. - Class A*	1,252,888
		5,237,884
	Financials — 10.2%
11,544	Block, Inc.*	627,186
8,501	Intercontinental Exchange, Inc.	1,466,423
109,379	NU Holdings Ltd. (Brazil) - Class A*	1,120,041
3,188	Visa, Inc. - Class A	1,117,266
		4,330,916
	Health Care — 4.6%
20,083	DexCom, Inc.*	1,371,468
16,192	Ultragenyx Pharmaceutical, Inc.*	586,312
		1,957,780
Shares		Market Value
	Common Stocks — 96.4% (Continued)
	Industrials — 4.1%
1,283	Axon Enterprise, Inc.*	$ 674,794
14,665	Uber Technologies, Inc.*	1,068,492
		1,743,286
	Energy — 0.9%
34,276	Venture Global, Inc. - Class A	353,043
	Total Common Stocks	$40,816,676
	Short-Term Investment Fund — 3.7%
1,566,581	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	1,566,581
	Total Investment Securities—100.1% (Cost $47,658,278)	$42,383,257
	Liabilities in Excess of Other Assets — (0.1%)	(29,350)
	Net Assets — 100.0%	$42,353,907
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$40,816,676	$—	$—	$40,816,676
Short-Term Investment Fund	1,566,581	—	—	1,566,581
Total	$42,383,257	$—	$—	$42,383,257
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Securitized Income ETF – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 47.4%
$ 208,898	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 191,194
1,410,000	37 Capital CLO 1 Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 2.050%), 6.352%, 10/15/34(A)	1,399,972
300,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class D, 144a, ( TSFR3M + 3.612%), 7.914%, 4/15/34(A)	299,249
597,520	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	558,459
1,100,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.102%, 4/15/31(A)	1,099,997
1,500,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.173%, 4/19/34(A)	1,500,072
2,200,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class CR, 144a, (TSFR3M + 1.650%), 5.966%, 1/15/35(A)	2,180,592
1,500,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 6.102%, 10/15/31(A)	1,500,736
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	293,842
664,200	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	607,970
862,043	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	741,797
2,985,000	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	3,061,970
1,845,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.724%, 10/15/34(A)	1,832,423
493,750	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	525,529
2,250,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.958%, 4/16/34(A)	2,234,110
1,300,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.558%, 4/16/34(A)	1,283,100
1,500,000	Goldentree Loan Management US CLO 5 Ltd. (Cayman Islands), Ser 2019-5A, Class DRR, 144a, (TSFR3M + 2.800%), 7.093%, 10/20/32(A)	1,491,909
2,257,000	Golub Capital Partners CLO 51M LP (Cayman Islands), Ser 2021-51A, Class BR, 144a, (TSFR3M + 1.650%), 5.948%, 5/5/37(A)	2,256,986
553,500	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	547,913
300,000	Ivy Hill Middle Market Credit Fund XXI Ltd (Cayman Islands), 21A, Class B, 144a, ( TSFR3M + 3.45%), 7.743%, 7/18/35(A)	302,799
164,007	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	144,444
550,217	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	496,407
940,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	840,122
326,700	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	322,937
844,730	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	758,718
1,295,655	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,279,237
Principal Amount		Market Value
	Asset-Backed Securities — 47.4% (Continued)
$ 420,000	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	$ 417,470
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, (TSFR3M + 2.162%), 6.455%, 4/20/32(A)	390,067
1,608,844	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,541,204
540,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	515,594
358,900	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	332,840
1,588,125	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,492,627
1,800,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.093%, 4/20/33(A)	1,800,473
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.093%, 10/20/30(A)	1,002,092
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	755,703
300,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 7.514%, 10/15/34(A)	300,248
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 6.305%, 7/20/29(A)	1,000,139
2,955,150	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,994,018
1,920,000	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	1,892,690
1,500,000	Rad CLO 4 Ltd. (Cayman Islands), Ser 2019-4A, Class B1R, 144a, (TSFR3M + 1.750%), 6.050%, 4/25/32(A)	1,497,844
115,000	SCF Equipment Leasing LLC, Ser 2022-1A, Class D, 144a, 3.790%, 11/20/31	111,062
1,072,124	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	989,346
568,944	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	489,092
740,212	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	615,199
341,100	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	334,188
271,275	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.662%, 8/25/33(A)(B)	260,147
2,300,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 1.900%), 6.218%, 4/15/34(A)	2,301,081
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	538,637
847,875	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	844,017
985,904	Wendy's Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.783%, 6/15/49	969,779
1,665,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	1,647,020
1,119,400	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,022,513
	Total Asset-Backed Securities	$53,807,574
	Commercial Mortgage-Backed Securities — 25.3%
1,500,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	1,560,185

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 25.3% (Continued)
$ 5,145,450	Benchmark Mortgage Trust, Ser 2019-B10, Class XA, 1.221%, 3/15/62(A)(B)(C)	$ 209,305
21,687,648	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(B)(C)	768,068
1,000,000	BFLD Mortgage Trust, Ser 2021-FPM, Class B, 144a, (TSFR1M + 2.614%), 6.934%, 6/15/38(A)	1,001,762
977,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 7.934%, 6/15/38(A)	977,330
764,000	BX Trust, Ser 2019-OC11, Class C, 144a, 3.856%, 12/9/41	707,074
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(B)	1,461,455
1,160,000	BX Trust, Ser 2021-ARIA, Class C, 144a, (TSFR1M + 1.760%), 6.079%, 10/15/36(A)	1,155,650
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 5.083%, 8/15/36(A)	2,186,273
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	283,972
1,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	1,112,884
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	271,471
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	129,751
47,268,419	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.664%, 6/10/51(A)(B)(C)	891,104
275,000	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.633%, 11/15/48(A)(B)	264,992
1,500,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(B)	1,425,547
1,500,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,337,610
700,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.653%, 11/13/39(A)(B)	493,365
2,410,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	2,361,725
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.778%, 11/10/32(A)(B)	68,760
500,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class B, 144a, 3.555%, 9/10/35(A)(B)	490,043
584,652	Extended Stay America Trust, Ser 2021-ESH, Class C, 144a, (TSFR1M + 1.814%), 6.133%, 7/15/38(A)	583,921
42,263,737	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.410%, 3/10/51(A)(B)(C)	436,136
1,914,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.696%, 5/10/49(A)(B)	1,829,441
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	42,399
14,444,633	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 0.997%, 5/10/50(A)(B)(C)	227,084
400,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 5.584%, 10/15/36(A)	393,000
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	961,960
671,000	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	662,549
710,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class C, 144a, 4.566%, 3/10/49(A)(B)	675,121
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.566%, 3/10/49(A)(B)	257,153
650,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Class AS, 3.885%, 10/15/48(A)(B)	632,676
5,637,607	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.431%, 8/15/49(A)(B)(C)	75,425
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 25.3% (Continued)
$ 445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, (TSFR1M + 1.997%), 6.317%, 6/15/35(A)	$ 51,187
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, (TSFR1M + 2.358%), 6.678%, 12/15/36(A)	10,368
5,180,596	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 0.839%, 8/15/51(A)(B)(C)	124,868
1,605,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Class AS, 3.406%, 5/15/48	1,600,831
11,362,349	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.047%, 8/15/53(A)(B)(C)	931,114
	Total Commercial Mortgage-Backed Securities	$28,653,559
	Non-Agency Collateralized Mortgage Obligations — 22.0%
1,038,928	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	1,007,769
2,314,085	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(B)	2,051,228
1,897,069	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,538,580
1,349,598	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	1,339,077
1,187,735	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.836%, 3/25/44(A)(B)	1,142,367
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.811%, 1/25/59(A)(B)	324,425
1,409,882	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.411%, 10/25/50(A)(B)	1,228,070
1,534,331	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,353,343
1,027,168	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.481%, 5/25/49(A)(B)	969,340
2,712,008	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.797%, 5/25/50(A)(B)	2,396,764
1,327,290	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.815%, 6/25/50(A)(B)	1,168,248
1,141,301	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.002%, 11/25/50(A)(B)	996,049
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.982%, 4/25/57(A)(B)	254,626
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.968%, 11/25/58(A)(B)	1,081,970
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.203%, 7/25/59(A)(B)	264,917
293,927	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	244,764
1,255,211	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(B)	1,055,453
1,393,261	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.777%, 11/25/49(A)(B)	1,256,656
1,919,231	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,554,203
875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.761%, 11/25/60(A)(B)	782,963
1,250,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.895%, 7/25/57(A)(B)	1,070,291
2,307,139	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.966%, 12/25/51(A)(B)	1,920,630
	Total Non-Agency Collateralized Mortgage Obligations	$25,001,733

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.6%
$ 4,831,579	FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Class X1, 1.280%, 7/25/26(A)(B)(C)	$ 61,001
8,858,264	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.706%, 5/25/41(A)(B)(C)	229,056
7,740,583	FRESB Mortgage Trust, Ser 2021-SB90, Class X1, 0.609%, 6/25/41(A)(B)(C)	151,760
6,984,828	GNMA, Ser 2016-70, Class IO, 0.761%, 4/16/58(A)(B)(C)	280,312
	Total Agency Collateralized Mortgage Obligations	$722,129
	Corporate Bonds — 0.3%
	Financials — 0.3%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.564%, 1/15/27(A)	293,306
Shares
	Short-Term Investment Fund — 3.8%
4,337,112	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	4,337,112
	Total Investment Securities—99.4% (Cost $111,311,594)	$112,815,413
	Other Assets in Excess of Liabilities — 0.6%	693,196
	Net Assets — 100.0%	$113,508,609
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $93,446,151 or 82.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$53,807,574	$—	$53,807,574
Commercial Mortgage-Backed Securities	—	28,653,559	—	28,653,559
Non-Agency Collateralized Mortgage Obligations	—	25,001,733	—	25,001,733
Agency Collateralized Mortgage Obligations	—	722,129	—	722,129
Corporate Bonds	—	293,306	—	293,306
Short-Term Investment Fund	4,337,112	—	—	4,337,112
Total	$4,337,112	$108,478,301	$—	$112,815,413
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income ETF – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 43.3%
	Financials — 10.3%
$ 327,000	Allstate Corp. (The), Ser B, 7.523%, 8/15/53(A)	$ 327,383
1,143,000	American Express Co., 5.043%, 7/26/28	1,156,938
1,415,000	Ares Capital Corp., 5.875%, 3/1/29	1,435,363
1,393,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,272,806
1,513,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,309,710
469,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	415,817
556,000	Citigroup, Inc., Ser W, 4.000%(B)	547,333
960,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	984,927
833,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.155%, 2/15/27(A)	818,521
235,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	248,770
47,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	45,884
275,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	282,984
665,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.402%, 2/1/27(A)	651,934
311,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	315,795
988,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	1,076,143
1,639,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,543,645
287,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	283,975
1,145,000	Morgan Stanley, 2.484%, 9/16/36	947,362
339,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	343,551
1,302,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	1,283,323
1,487,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26†	1,440,222
1,407,000	State Street Corp., (TSFR3M + 1.262%), 5.561%, 6/15/47(A)	1,273,413
1,443,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.255%, 5/15/27(A)	1,423,947
		19,429,746
	Energy — 6.7%
310,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	323,377
1,017,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	893,114
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	318,155
990,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	957,185
572,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.570%, 11/1/66(A)	569,140
111,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	114,593
1,242,000	HF Sinclair Corp., 5.000%, 2/1/28	1,236,481
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	405,183
395,878	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	326,300
1,460,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,446,833
1,086,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,220,166
520,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	535,860
742,000	Ovintiv, Inc., 7.200%, 11/1/31	801,577
422,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	398,001
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	615,272
460,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 8.695%(A)(B)†	458,994
199,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	193,995
1,250,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,054,036
406,000	SM Energy Co., 144a, 7.000%, 8/1/32	398,277
328,000	Valaris Ltd., 144a, 8.375%, 4/30/30	328,006
		12,594,545
Principal Amount		Market Value
	Corporate Bonds — 43.3% (Continued)
	Consumer Discretionary — 5.6%
$ 439,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	$ 399,712
294,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	270,185
1,379,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,373,296
1,268,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	1,248,664
1,821,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,554,527
1,153,000	Mattel, Inc., 5.450%, 11/1/41	1,054,934
992,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	944,098
573,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	393,083
321,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	307,048
1,318,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,254,925
1,424,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,347,794
316,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	304,020
		10,452,286
	Industrials — 5.6%
1,172,000	Amcor Flexibles North America, Inc., 144a, 5.100%, 3/17/30	1,180,293
419,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	391,099
1,537,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	1,102,811
1,195,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,194,240
330,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	326,989
317,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	325,857
333,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	324,259
71,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	70,782
736,000	Republic Services, Inc., 4.750%, 7/15/30	738,775
270,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	268,740
202,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	205,682
1,144,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.320%, 2/15/42(A)	1,037,802
1,238,000	Timken Co. (The), 4.500%, 12/15/28	1,226,775
342,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	335,915
347,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	350,493
1,401,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,360,069
		10,440,581
	Utilities — 3.4%
766,000	Calpine Corp., 144a, 5.000%, 2/1/31	731,240
1,356,000	CMS Energy Corp., 4.750%, 6/1/50	1,275,135
1,091,000	Edison International, 4.125%, 3/15/28	1,048,112
515,000	Edison International, 7.875%, 6/15/54†	491,908
891,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	810,053
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	464,958
1,129,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46†	1,106,282
424,539	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	413,926
		6,341,614
	Health Care — 2.5%
630,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	591,227
1,360,000	HCA, Inc., 5.450%, 4/1/31	1,379,515
146,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25†	145,802
419,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	402,570

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 43.3% (Continued)
	Health Care — 2.5% (Continued)
$ 1,143,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.855%, 7/15/26(A)	$ 1,145,743
1,253,000	Viatris, Inc., 2.700%, 6/22/30	1,090,520
		4,755,377
	Real Estate — 2.2%
480,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	454,903
763,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	716,109
451,000	Store Capital LLC REIT, 2.700%, 12/1/31	380,606
760,000	Store Capital LLC REIT, 2.750%, 11/18/30	664,528
424,000	Store Capital LLC REIT, 4.625%, 3/15/29	414,097
1,164,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,128,780
346,000	XHR LP REIT, 144a, 6.625%, 5/15/30	339,562
		4,098,585
	Consumer Staples — 2.0%
346,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30†	337,351
173,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	173,433
1,179,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,182,381
289,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	264,164
1,179,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,199,738
311,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	288,370
359,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	373,091
		3,818,528
	Information Technology — 2.0%
343,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	296,600
457,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	453,712
1,106,000	Marvell Technology, Inc., 5.750%, 2/15/29	1,138,680
1,075,000	Micron Technology, Inc., 2.703%, 4/15/32	915,746
469,000	Micron Technology, Inc., 6.750%, 11/1/29	502,664
447,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	441,986
		3,749,388
	Communication Services — 1.6%
564,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	499,880
974,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	984,561
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	208,834
303,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	185,549
255,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	241,856
911,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	859,367
		2,980,047
	Materials — 1.4%
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	316,029
317,000	Novelis, Inc., 144a, 6.875%, 1/30/30	321,810
1,177,000	Rio Tinto Finance USA PLC (Australia), (SOFRINDX + 0.840%), 5.198%, 3/14/28(A)†	1,181,920
Principal Amount		Market Value
	Corporate Bonds — 43.3% (Continued)
	Materials — 1.4% (Continued)
$ 539,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	$ 533,077
310,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	318,401
		2,671,237
	Total Corporate Bonds	$81,331,934
	U.S. Treasury Obligations — 30.5%
3,750,000	U.S. Treasury Bond, 4.250%, 8/15/54	3,522,070
697,000	U.S. Treasury Bond, 4.500%, 11/15/54	683,278
7,920,000	U.S. Treasury Bond, 4.625%, 2/15/55	7,933,613
6,135,000	U.S. Treasury Bond, 4.750%, 11/15/43	6,244,519
1,975,000	U.S. Treasury Bond, 4.750%, 2/15/45	2,003,391
14,945,000	U.S. Treasury Note, 4.250%, 11/15/34	14,949,670
2,105,000	U.S. Treasury Note, 4.500%, 3/31/26	2,113,502
16,780,000	U.S. Treasury Note, 4.625%, 4/30/29	17,199,500
2,680,000	U.S. Treasury Note, 4.625%, 2/15/35	2,761,238
	Total U.S. Treasury Obligations	$57,410,781
	Asset-Backed Securities — 10.8%
1,000,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.102%, 4/15/31(A)	999,997
750,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.173%, 4/19/34(A)	750,036
850,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 6.102%, 10/15/31(A)	850,417
1,048,380	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	1,014,646
700,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.952%, 10/15/30(A)	690,119
1,267,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.724%, 10/15/34(A)	1,258,363
691,250	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	735,741
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.958%, 4/16/34(A)	695,057
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.558%, 4/16/34(A)	690,900
1,282,000	Golub Capital Partners CLO 51M LP (Cayman Islands), Ser 2021-51A, Class BR, 144a, (TSFR3M + 1.650%), 5.948%, 5/5/37(A)	1,281,992
1,436,250	Hardee's Funding LLC, Ser 2020-1A, Class A2, 144a, 3.981%, 12/20/50	1,366,314
1,398,150	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,380,434
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	954,803
1,155,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,085,547
850,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.093%, 4/20/33(A)	850,224
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.093%, 10/20/30(A)	1,002,092
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	614,638

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 10.8% (Continued)
$ 1,124,350	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	$ 1,139,138
960,000	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	946,345
1,122,188	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	1,117,081
965,000	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	881,477
	Total Asset-Backed Securities	$20,305,361
	Commercial Mortgage-Backed Securities — 6.4%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.039%, 9/15/55(A)(C)(D)	371,547
435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(D)	452,454
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,034,238
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	788,112
11,008,806	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(C)(D)	389,877
400,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 7.934%, 6/15/38(A)	400,135
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.542%, 3/9/44(A)(D)	1,130,087
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(D)	1,719,497
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	592,383
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(D)	241,879
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	740,590
600,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(D)	570,219
1,000,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	979,969
750,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.696%, 5/10/49(A)(D)	716,865
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	413,643
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Class AS, 3.885%, 10/15/48(A)(D)	486,674
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	269,993
320,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	317,056
482,312	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 3.931%, 5/15/45(A)(D)	426,272
	Total Commercial Mortgage-Backed Securities	$12,041,490
	Non-Agency Collateralized Mortgage Obligations — 4.7%
821,478	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(D)	796,841
1,157,042	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(D)	1,025,614
805,821	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(D)	653,545
610,092	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(D)	605,336
575,374	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(D)	507,504
513,584	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.481%, 5/25/49(A)(D)	484,670
663,645	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.815%, 6/25/50(A)(D)	584,124
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.7% (Continued)
$ 639,129	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.002%, 11/25/50(A)(D)	$ 557,788
826,718	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(D)	697,543
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.968%, 11/25/58(A)(D)	894,190
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.203%, 7/25/59(A)(D)	532,572
389,390	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(D)	327,422
520,151	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.777%, 11/25/49(A)(D)	469,151
900,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.895%, 7/25/57(A)(D)	770,609
	Total Non-Agency Collateralized Mortgage Obligations	$8,906,909
Shares
	Common Stocks — 1.7%
	Financials — 0.4%
8,967	Bank of America Corp.	374,193
681	Goldman Sachs Group, Inc. (The)	372,023
		746,216
	Information Technology — 0.4%
1,522	International Business Machines Corp.	378,461
1,783	Texas Instruments, Inc.	320,405
		698,866
	Industrials — 0.3%
2,813	RTX Corp.	372,610
3,520	Stanley Black & Decker, Inc.	270,618
		643,228
	Consumer Staples — 0.2%
2,409	Philip Morris International, Inc.	382,380
	Energy — 0.2%
3,166	Exxon Mobil Corp.	376,532
	Health Care — 0.2%
2,126	Johnson & Johnson	352,576
	Total Common Stocks	$3,199,798
Principal Amount
	Sovereign Government Obligations — 0.9%
$ 387,200	Argentine Republic Government International Bond, 0.750%, 7/9/30(A)(D)	280,720
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28†	334,687
13,920	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	13,064
469,901	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	362,176
140,360	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(D)	122,731
577,530	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	539,991
	Total Sovereign Government Obligations	$1,653,369

Touchstone Strategic Income ETF (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 1.4%
2,725,977	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω**	$ 2,725,977
	Total Investment Securities—99.7% (Cost $185,306,604)	$187,575,619
	Other Assets in Excess of Liabilities — 0.3%	501,551
	Net Assets — 100.0%	$188,077,170
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $1,691,005.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $71,424,231 or 38.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$81,331,934	$—	$81,331,934
U.S. Treasury Obligations	—	57,410,781	—	57,410,781
Asset-Backed Securities	—	20,305,361	—	20,305,361
Commercial Mortgage-Backed Securities	—	12,041,490	—	12,041,490
Non-Agency Collateralized Mortgage Obligations	—	8,906,909	—	8,906,909
Common Stocks	3,199,798	—	—	3,199,798
Sovereign Government Obligations	—	1,653,369	—	1,653,369
Short-Term Investment Fund	2,725,977	—	—	2,725,977
Other Financial Instruments
Futures
Interest rate contracts	216,666	—	—	216,666
Total	$6,142,441	$181,649,844	$—	$187,792,285

Futures Contracts
At March 31, 2025, $270,625 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Long Futures:
10-Year U.S. Treasury Note	6/18/2025	87	$9,676,031	$185,989
5-Year U.S. Treasury Note	6/30/2025	86	9,301,438	30,677
				$216,666
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 42.7%
$ 424,180	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 425,663
435,000	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 5.203%, 7/20/31(A)	434,307
1,175,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	1,171,002
746,140	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	749,059
424,091	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	424,861
1,250,000	American Credit Acceptance Receivables Trust, Ser 2023-2, Class D, 144a, 6.470%, 8/13/29	1,264,502
1,250,000	American Credit Acceptance Receivables Trust, Ser 2024-1, Class C, 144a, 5.630%, 1/14/30	1,256,055
1,008,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	1,021,659
124,162	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	124,543
302,195	ARES L CLO Ltd. (Cayman Islands), Ser 2018-50A, Class AR, 144a, (TSFR3M + 1.312%), 5.614%, 1/15/32(A)	302,255
103,828	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 6.793%, 1/20/31(A)	103,904
661,676	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.373%, 7/19/31(A)	661,132
1,497,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	1,510,862
785,924	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.410%, 4/22/32(A)	785,027
169,214	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (TSFR3M +1.442%), 5.744%, 1/15/30(A)	169,210
797,153	CarNow Auto Receivables Trust, Ser 2023-1A, Class C, 144a, 7.240%, 9/15/26	797,536
745,000	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A1R2, 144a, (TSFR3M + 0.750%), 5.071%, 4/27/31(A)	743,673
745,000	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A2R2, 144a, (TSFR3M + 0.900%), 5.221%, 4/27/31(A)	744,988
990,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 5.293%, 10/21/31(A)	985,050
429,012	CIFC Funding Ltd. (Cayman Islands), Ser 2017-2A, Class AR, 144a, (TSFR3M + 1.212%), 5.505%, 4/20/30(A)	428,999
463,067	CPS Auto Receivables Trust, Ser 2020-C, Class E, 144a, 4.220%, 5/17/27	462,868
1,250,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	1,257,866
565,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	568,050
595,000	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	604,615
1,393,875	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	1,379,732
212,850	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	203,022
1,298,500	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	1,294,314
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$ 871,700	Domino's Pizza Master Issuer LLC, Ser 2018-1A, Class A2I, 144a, 4.116%, 7/25/48	$ 867,382
577,858	Driven Brands Funding LLC, Ser 2019-2A, Class A2, 144a, 3.981%, 10/20/49	567,967
160,640	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	160,270
124,237	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	117,129
1,425,000	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	1,401,454
842,782	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	824,221
1,200,000	Exeter Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.040%, 12/15/28	1,167,039
339,034	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	339,077
735,000	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	745,478
827,000	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.574%, 4/20/33(A)	825,166
344,369	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	346,434
495,650	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.499%, 11/22/31(A)	495,468
454,138	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	453,977
1,496,740	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	1,490,047
89,101	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	88,698
827,801	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	813,825
495,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	503,257
701,618	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	710,524
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	688,188
779,607	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	758,354
206,518	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	204,023
497,229	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	490,260
1,250,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	1,250,528
900,000	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	902,784
825,000	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	827,434
1,260,000	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 5.283%, 10/22/30(A)	1,259,438
263,480	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.413%, 10/20/29(A)	263,476
594,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.325%, 1/15/38(A)	593,023
1,317,000	MCF CLO 10 Ltd., Ser 2023-1A, Class A, 144a, (TSFR3M + 2.400%), 6.702%, 4/15/35(A)	1,317,000

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$ 980,000	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	$ 994,995
1,196,000	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 5.110%, 2/14/31(A)	1,191,005
331,887	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	330,625
278,547	OneMain Direct Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 0.870%, 7/14/28	275,329
908,659	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	905,922
1,335,000	OneMain Financial Issuance Trust, Ser 2022-S1, Class A, 144a, 4.130%, 5/14/35	1,328,270
426,580	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 5.443%, 1/20/31(A)	426,518
582,592	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 5.400%, 10/25/31(A)	582,016
580,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 5.279%, 1/15/38(A)	578,930
264,827	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.585%, 4/20/31(A)	264,858
541,979	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	543,796
700,000	SCF Equipment Trust LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	700,681
698,925	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	681,904
249,192	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	257,141
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M + 1.714%), 6.034%, 7/15/38(A)	999,745
120,572	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 5.545%, 11/18/30(A)	120,615
535,084	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.435%, 10/25/48(A)	536,450
305,461	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 5.532%, 4/25/31(A)	305,482
277,883	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	273,935
910,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	897,380
785,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	776,523
1,000,000	Westlake Automobile Receivables Trust, Ser 2022-2A, Class D, 144a, 5.480%, 9/15/27	1,006,058
820,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	833,927
	Total Asset-Backed Securities	$55,158,780
	Corporate Bonds — 20.2%
	Financials — 6.6%
512,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.450%, 10/1/25	511,221
892,000	Ares Capital Corp., 3.875%, 1/15/26	884,385
615,000	Citibank NA, (SOFR + 0.708%), 5.066%, 8/6/26(A)	617,405
750,000	Corestates Capital II, 144a, (TSFR3M + 0.912%), 5.214%, 1/15/27(A)	740,700
775,000	Deutsche Bank AG (Germany), 4.500%, 4/1/25	775,000
Principal Amount		Market Value
	Corporate Bonds — 20.2% (Continued)
	Financials — 6.6% (Continued)
$1,021,000	Fifth Third Bank NA, (SOFR + 0.810%), 5.171%, 1/28/28(A)	$ 1,024,766
250,000	Huntington National Bank (The), 4.871%, 4/12/28	250,873
411,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 5.052%, 2/1/27(A)	404,267
1,000,000	Pacific Life Global Funding II, 144a, (SOFR + 0.620%), 4.980%, 6/4/26(A)	1,002,740
735,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	724,456
500,000	Synovus Financial Corp., 5.200%, 8/11/25	499,665
1,100,000	Toronto-Dominion Bank (The) (Canada), (SOFR + 0.480%), 4.833%, 10/10/25(A)	1,101,225
		8,536,703
	Consumer Discretionary — 4.8%
665,507	Air Canada Pass-Through Trust (Canada), Ser 2013-1, A, 144a, 4.125%, 5/15/25	664,351
500,000	Delta Air Lines, Inc., 144a, 7.000%, 5/1/25	500,673
1,000,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	999,844
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	503,725
750,000	Mattel, Inc., 144a, 3.375%, 4/1/26	738,272
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.991%, 7/31/26(A)	1,000,387
1,435,371	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	1,429,438
348,987	US Airways Pass-Through Trust, Ser 2013-1, Class A, 3.950%, 11/15/25	346,597
		6,183,287
	Real Estate — 2.1%
250,000	Healthcare Realty Holdings LP REIT, 3.875%, 5/1/25	249,723
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.056%, 4/16/27(A)	1,004,125
1,000,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	975,315
540,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 6/15/25	539,862
		2,769,025
	Industrials — 1.6%
500,000	Element Fleet Management Corp. (Canada), 144a, 3.850%, 6/15/25	498,844
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	253,499
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,011,011
318,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.000%, 7/15/25	317,243
		2,080,597
	Energy — 1.4%
1,150,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	1,147,055
474,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	476,778
147,000	HF Sinclair Corp., 6.375%, 4/15/27	148,891
		1,772,724
	Utilities — 1.4%
750,000	Electricite de France SA (France), 144a, 3.625%, 10/13/25	744,870
500,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	501,036
500,000	Vistra Operations Co. LLC, 144a, 5.125%, 5/13/25	499,481
		1,745,387
	Health Care — 1.1%
700,000	Elevance Health, Inc., 4.500%, 10/30/26	700,032
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.855%, 7/15/26(A)	766,836
		1,466,868

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 20.2% (Continued)
	Communication Services — 0.9%
$ 116,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	$ 115,849
1,000,000	Crown Castle Towers LLC, 144a, 3.663%, 5/15/25	997,677
		1,113,526
	Consumer Staples — 0.3%
353,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	352,544
	Total Corporate Bonds	$26,020,661
	Commercial Mortgage-Backed Securities — 18.0%
1,016,028	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	1,024,293
1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 2.014%), 6.331%, 12/18/37(A)	980,812
1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 5.866%, 7/15/35(A)	999,188
655,000	BX Trust, Ser 2021-ARIA, Class A, 144a, (TSFR1M + 1.014%), 5.333%, 10/15/36(A)	653,362
690,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 5.687%, 12/15/37(A)	688,706
1,000,000	CFCRE Commercial Mortgage Trust, Ser 2016-C3, Class A3, 3.865%, 1/10/48	991,662
1,100,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	1,077,774
1,075,000	Citigroup Commercial Mortgage Trust, Ser 2015-P1, Class AS, 4.033%, 9/15/48(A)(B)	1,066,678
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	981,230
170,937	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	170,513
750,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	745,077
653,028	COMM Mortgage Trust, Ser 2015-PC1, Class A5, 3.902%, 7/10/50	652,062
1,534,397	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	1,508,325
48,200	DBGS Mortgage Trust, Ser 2018-BIOD, Class A, 144a, (TSFR1M + 1.099%), 5.418%, 5/15/35(A)	47,779
866,150	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.813%, 7/15/38(A)	865,068
27,024	FREMF Mortgage Trust, Ser 2015-K46, Class B, 144a, 3.859%, 4/25/48(A)(B)	26,936
1,825,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	1,787,099
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	840,000
243,719	Lstar Commercial Mortgage Trust, Ser 2016-4, Class A2, 144a, 2.579%, 3/10/49	243,323
565,000	Lstar Commercial Mortgage Trust, Ser 2016-4, Class AS, 144a, 3.188%, 3/10/49	551,837
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Class A4, 3.753%, 12/15/47	992,257
1,090,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	1,070,963
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	967,381
525,000	Morgan Stanley Capital I Trust, Ser 2015-MS1, Class AS, 4.018%, 5/15/48(A)(B)	521,993
1,100,000	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	1,090,636
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 18.0% (Continued)
$ 19,786	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	$ 19,746
685,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Class AS, 3.872%, 5/15/48(A)(B)	681,998
438,080	Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Class A4, 3.637%, 6/15/48	436,727
1,586,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Class A4, 3.664%, 9/15/58	1,577,077
	Total Commercial Mortgage-Backed Securities	$23,260,502
	Commercial Paper — 8.9%
3,800,000	Marriott International, Inc., 4.375%, 4/1/25#	3,799,515
5,000,000	Tampa Electric Co., 4.374%, 4/1/25#	4,999,399
2,700,000	Western Union Co., 4.531%, 4/1/25(C)	2,699,661
	Total Commercial Paper	$11,498,575
	Non-Agency Collateralized Mortgage Obligations — 7.3%
927,000	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	900,500
281,349	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	279,981
448,770	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	439,973
478,682	Mill City Mortgage Loan Trust, Ser 2016-1, Class M2, 144a, 3.350%, 4/25/57(A)(B)	475,530
446,979	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	439,094
947,242	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	935,725
29,868	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	29,737
1,053,930	Mill City Mortgage Loan Trust, Ser 2017-3, Class M1, 144a, 3.250%, 1/25/61(A)(B)	1,030,406
25,377	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	25,273
546,877	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.814%, 6/25/56(A)(B)	539,941
1,132,837	Sequoia Mortgage Trust, Ser 2023-5, Class A10, 144a, 6.000%, 12/25/53(A)(B)	1,133,275
407,209	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.761%, 11/25/60(A)(B)	401,061
127,799	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	127,140
780,141	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	766,148
1,133,319	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	1,122,263
502,300	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	497,006
300,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	293,496
	Total Non-Agency Collateralized Mortgage Obligations	$9,436,549

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
60,317	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 60,317
	Total Investment Securities—97.1% (Cost $124,925,593)	$125,435,384
	Other Assets in Excess of Liabilities — 2.9%	3,692,468
	Net Assets — 100.0%	$129,127,852
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily Securitization
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $82,360,543 or 63.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$55,158,780	$—	$55,158,780
Corporate Bonds	—	26,020,661	—	26,020,661
Commercial Mortgage-Backed Securities	—	23,260,502	—	23,260,502
Commercial Paper	—	11,498,575	—	11,498,575
Non-Agency Collateralized Mortgage Obligations	—	9,436,549	—	9,436,549
Short-Term Investment Fund	60,317	—	—	60,317
Total	$60,317	$125,375,067	$—	$125,435,384
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.4%
	Information Technology — 27.6%
14,586	Apple, Inc.	$ 3,239,988
2,892	Applied Materials, Inc.	419,687
9,387	Microsoft Corp.	3,523,786
15,981	NVIDIA Corp.	1,732,021
7,393	Oracle Corp.	1,033,615
3,554	Salesforce, Inc.	953,751
3,953	Texas Instruments, Inc.	710,354
2,084	Workday, Inc. - Class A*	486,677
		12,099,879
	Financials — 15.1%
29,496	Bank of America Corp.	1,230,868
2,181	Berkshire Hathaway, Inc. - Class B*	1,161,557
10,540	Charles Schwab Corp. (The)	825,071
1,971	Goldman Sachs Group, Inc. (The)	1,076,738
448	Markel Group, Inc.*	837,585
4,134	PayPal Holdings, Inc.*	269,743
3,460	Visa, Inc. - Class A	1,212,592
		6,614,154
	Health Care — 14.4%
3,884	Becton Dickinson & Co.	889,669
5,494	BioMarin Pharmaceutical, Inc.*	388,371
9,623	Bristol-Myers Squibb Co.	586,907
1,148	Cencora, Inc.	319,247
2,955	HCA Healthcare, Inc.	1,021,100
6,078	Johnson & Johnson	1,007,975
10,243	Medtronic PLC	920,436
2,245	UnitedHealth Group, Inc.	1,175,819
		6,309,524
	Communication Services — 14.3%
14,461	Alphabet, Inc. - Class C	2,259,242
12,939	Comcast Corp. - Class A	477,449
4,852	Meta Platforms, Inc. - Class A	2,796,499
468	Netflix, Inc.*	436,424
2,956	Walt Disney Co. (The)	291,757
		6,261,371
	Consumer Discretionary — 7.5%
5,126	Airbnb, Inc. - Class A*	612,352
11,976	Amazon.com, Inc.*	2,278,554
3,954	Starbucks Corp.	387,848
		3,278,754
	Industrials — 7.3%
3,911	Boeing Co. (The)*	667,021
359	Deere & Co.	168,497
1,134	FedEx Corp.	276,446
1,098	Hubbell, Inc.	363,339
4,384	RTX Corp.	580,705
7,133	SS&C Technologies Holdings, Inc.	595,819
Shares		Market Value
	Common Stocks — 96.4% (Continued)
	Industrials — 7.3% (Continued)
4,007	Stanley Black & Decker, Inc.	$ 308,058
3,024	Uber Technologies, Inc.*	220,329
		3,180,214
	Consumer Staples — 4.2%
11,446	Monster Beverage Corp.*	669,820
7,346	Philip Morris International, Inc.	1,166,031
		1,835,851
	Energy — 2.7%
7,398	Exxon Mobil Corp.	879,844
6,723	Schlumberger NV	281,022
		1,160,866
	Materials — 2.0%
7,380	DuPont de Nemours, Inc.	551,138
4,211	International Flavors & Fragrances, Inc.	326,816
		877,954
	Real Estate — 1.3%
2,335	Jones Lang LaSalle, Inc.*	578,870
	Total Common Stocks	$42,197,437
	Short-Term Investment Fund — 3.7%
1,618,954	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	1,618,954
	Total Investment Securities—100.1% (Cost $41,245,155)	$43,816,391
	Liabilities in Excess of Other Assets — (0.1%)	(32,685)
	Net Assets — 100.0%	$43,783,706
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$42,197,437	$—	$—	$42,197,437
Short-Term Investment Fund	1,618,954	—	—	1,618,954
Total	$43,816,391	$—	$—	$43,816,391
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund's NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.